Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from Contracts with Customers
19.	REVENUE FROM CONTRACTS WITH CUSTOMERS
Disaggregation of revenue from contracts with customers
The Group’s revenues that derive from the transfer of goods and services are recognized at a point in time. Revenues are shown below based on product lines and geographical segments:

(In Euros)	2021	2020	2019

Lines:
Sales of goods	69,105,277	18,516,207	7,333,454
Sales of services	2,473,289	1,161,159	686,795

Total	71,578,566	19,677,366	8,020,249

Geographical markets:
EMEA	66,871,313	19,656,290	8,020,249
NORAM	4,687,237	1,313	—
APAC	20,016	19,763	—

Total	71,578,566	19,677,366	8,020,249

There is no customer exceeding
 10% of the total revenues at 31 December 2021. There are only revenues from one customer of the Group’s segments

that

represent more than 10% of the Group’s segment total revenues for Euros 1,633,127 and Euros 1,282,728 at 31 December 2020 and 2019,
respectively.